Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net income:
Net income attributable to MHFG shareholders		¥ 577,608	¥ 362,440	¥ 850,492
Less: Net income attributable to preferred shareholders				2,430
Net income attributable to common shareholders		577,608	362,440	848,062
Effect of dilutive securities:
Convertible preferred stock				2,430
Net income attributable to common shareholders after assumed conversions		¥ 577,608	¥ 362,440	¥ 850,492
Shares:
Weighted average common shares outstanding		25,366,345	25,285,899	24,806,161
Effect of dilutive securities:
Convertible preferred stock	[1]		82,993	563,044
Stock options		7,586	11,410	17,828
Weighted average common shares after assumed conversions		25,373,931	25,380,302	25,387,033
Amounts per common share:
Basic net income per common share		¥ 22.77	¥ 14.33	¥ 34.19
Diluted net income per common share		¥ 22.76	¥ 14.28	¥ 33.50

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.